July 25, 2006


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: WCMA Government Securities Fund
Post-Effective Amendment No. 4 to the
Registration Statement on Form N-1A
(Securities Act File No. 333-99395,
Investment Company Act File No. 811-21197)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the
Securities Act of 1933,as amended
(the "1933 Act"), WCMA Government Securities
Fund hereby certifies that:

(1)	the form of Prospectus and Statement
of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment
No. 4 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on July 21, 2006.

Sincerely,

WCMA Government Securities Fund

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Secretary of Fund